SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

20.	SUBSEQUENT EVENTS

On January 28, 2026, 150,000 stock options with an exercise price of $0.19 expired unexercised.

On March 22, 2026, 1,800,000 stock options with an exercise price of $0.25 expired unexercised.